Summary of Significant Accounting Policies (Details 1)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Redbanc S.A. [Member]
Disclosure of associates [line items]
Associates	[1]	Redbanc S.A.
Main activity	[1]	ATM services
Place of incorporation and operation	[1]	Santiago, Chile
Percentage of ownership share	[2]		33.43%		33.43%
Transbank S.A. [Member]
Disclosure of associates [line items]
Associates	[1]	Transbank S.A.
Main activity	[1]	Debit and credit card services
Place of incorporation and operation	[1]	Santiago, Chile
Percentage of ownership share	[2]		25.00%		25.00%
Centro de Compensación Automatizado [Member]
Disclosure of associates [line items]
Associates		Centro de Compensaci?n Automatizado
Main activity		Electronic fund transfer and compensation services
Place of incorporation and operation		Santiago, Chile
Percentage of ownership share		33.33%	33.33%		33.33%
Sociedad Interbancaria de Deposito de Valores S.A. [Member]
Disclosure of associates [line items]
Associates		Sociedad Interbancaria de Dep?sito de Valores S.A.
Main activity		Delivery of securities on public offer
Place of incorporation and operation		Santiago, Chile
Percentage of ownership share		29.29%	29.29%		29.29%
Camara de Compensacion de Alto Valor S.A. [Member]
Disclosure of associates [line items]
Associates		C?mara Compensaci?n de Alto Valor S.A.
Main activity		Payments clearing
Place of incorporation and operation		Santiago, Chile
Percentage of ownership share	[3]	15.00%	15.00%		15.00%
Administrador Financiero del Transantiago S.A. [Member]
Disclosure of associates [line items]
Associates		Administrador Financiero del Transantiago S.A.
Main activity		Administration of boarding passes to public transportation
Place of incorporation and operation		Santiago, Chile
Percentage of ownership share		20.00%	20.00%		20.00%
Sociedad Nexus S.A. [Member]
Disclosure of associates [line items]
Associates	[1]	Sociedad Nexus S.A.
Main activity	[1]	Credit card processor
Place of incorporation and operation	[1]	Santiago, Chile
Percentage of ownership share	[2]		12.90%		12.90%
Servicios de Infraestructura de Mercado OTC S.A. [Member]
Disclosure of associates [line items]
Associates		Servicios de Infraestructura de Mercado OTC S.A.
Main activity		Administration of the infrastructure for the financial market of derivative instruments
Place of incorporation and operation		Santiago, Chile
Percentage of ownership share		12.07%	12.48%	[4],[5]	12.48%	[4],[5]

[1]	The Bank is in process to sell its share participation on Redbanc S.A., Transbank S.A. and Nexus S.A., therefore it has applied IFRS 5 Non-current Assets Held for Sale and Discontinued Operations over its participations share. As of December 31, 2019, the Bank has sold 85% of its share participation in Nexus S.A. See Note N39.
[2]	The Bank has entered into a process of selling the shares in Redbanc S.A., Transbank S.A. and Nexus SA, therefore, the treatment established in IFRS 5 "Non-current assets held for sale and discontinued operations" has been applied, on the participation of said companies, which is described in Note 1 u) and Note 39.
[3]	In February 2017, Banco Paris sold to Banco Santander a portion of its interest in the companies "Sociedad Operadora de la Camara de Compensacion de pagos de Alto Valor SA", the Banks share increased to 15.00%.
[4]	During 2016, Banco Penta ceded to Banco Santander a portion of its interest in the companies "Sociedad Operadora de la Camara de Compensacion de pagos de Alto Valor SA" and "Market infrastructure services OTC S,A". the Bank's share in those companies increased to 14.93% and 12.07% respectively.
[5]	During 2016, Banco Penta ceded to Banco Santander a portion of its interest in the companies "Sociedad Operadora de la Camara de Compensacion de pagos de Alto Valor SA'' and "Servicios de Infraestructura de Mercado OTC S,A", the Banks share in those companies increased to 14.84% and 11.93% respectively.